Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net increase to other comprehensive income or loss upon the translation	$ (115)	$ 64	$ (65)
Currency translation gains reclassified from accumulated other comprehensive income (loss)	25
Changes in derivative financial instruments, net of tax	37	(99)	63
Changes in derivative financial instruments, tax	$ 18	$ 39	$ 25